N-2 - USD ($)					3 Months Ended
		Sep. 29, 2023	Sep. 26, 2023	Jun. 30, 2023	Sep. 28, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
Cover [Abstract]
Entity Central Index Key		0001572694
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-000000
Document Type		N-2ASR
Document Registration Statement		true
Pre-Effective Amendment		false
Post-Effective Amendment		false
Entity Registrant Name		GOLDMAN SACHS BDC, INC.
Entity Address, Address Line One		200 West Street
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10282
City Area Code		312
Local Phone Number		655-4419
Approximate Date of Commencement of Proposed Sale to Public		From time to time after the effective date of this Registration Statement
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		true
Effective Upon Filing, 462(e)		true
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		false
Business Development Company [Flag]		true
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		true
Entity Well-known Seasoned Issuer		Yes
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder transaction expenses (as a percentage of offering price):
Sales load (as a percentage of offering price)	None	(1)
Offering expenses (as a percentage of offering price)	None	(2)
Dividend reinvestment plan expenses	None	(3)

Total stockholder transaction expenses (as a percentage of offering price)	None
(1)
In the event that the securities to which this prospectus relates are sold to or through underwriters or agents, a corresponding prospectus supplement will disclose the applicable sales load (underwriting discount or commission).

(2)	The related prospectus supplement will disclose the estimated amount of offering expenses, the offering price and the offering expenses borne by us as a percentage of the offering price.
(3)
The expenses of the DRIP are included in “Other expenses” in the table above. The administrator’s fees will be paid by us. There will be no brokerage charges or other charges to stockholders who participate in the plan except that, if a participant elects by written notice to the plan administrator to have the plan administrator sell part or all of the shares held by the plan administrator in the participant’s account and remit the proceeds to the participant, the plan administrator is authorized to deduct a $15.00 transaction fee plus a $0.12 per share brokerage commission from the proceeds. See “Dividend Reinvestment Plan.”

Sales Load [Percent]	[1]	0.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[3]	0.00%
Annual Expenses [Table Text Block]

Estimated annual expenses (as a percentage of net assets attributable to common stock):(4)
Base management fees (5)	2.30%
Incentive fees (6)	3.62%
Interest payments on borrowed funds (7)	6.55%
Other expenses (8)	1.30%

Total annual expenses	13.77%

(4)	“Net assets attributable to common stock” equals average net assets as of June 30, 2023. Annual expenses are calculated after giving effect to any expense reimbursement or waiver.
(5)
Our management fee (the “Management Fee”) is calculated at (i) an annual rate of 1.00% (0.25% per quarter), of the average value of our gross assets (excluding cash or cash equivalents but including assets purchased with borrowed amounts) at the end of each of the two most recently completed calendar quarters. See “Item 1. Business—Management Agreements—Investment Management Agreement” in our most recent annual report on Form 10‑K and subsequent filings with the SEC. The Management Fee referenced in the table above is annualized and based on actual gross amounts incurred during the six months ended June 30, 2023.

(6)
The Incentive Fee payable to our Investment Adviser is based on our performance. It consists of two components, one based on income and the other based on capital gains, that are determined independent of each other, with the result that one component may be payable even if the other is not. For more detailed information about the Incentive Fee, see “Item 1. Business—Management Agreements—Investment Management Agreement” in our most recent annual report on Form 10‑K and subsequent filings with the SEC. The Incentive Fee referenced in the table above is based on actual net amounts incurred during the six months ended June 30, 2023, annualized for a full year.

(7)
Interest payments on borrowed funds represents our interest expenses paid in connection with our outstanding loans as estimated by annualizing our actual interest and credit facility expenses incurred for the six months ended June 30, 2023. Our outstanding indebtedness consists of the $360.00 million aggregate principal amount of our 2025 Notes, the $500.00 million of our 2026 Notes, and the Revolving Credit Facility. For the six months ended June 30, 2023, the Revolving Credit Facility bore a weighted average interest rate of 6.69%. We may borrow additional funds from time to time to make investments to the extent we determine that the economic situation is conducive to doing so. We may also issue additional debt securities or preferred stock, subject to our compliance with applicable requirements under the Investment Company Act.

(8)
“Other expenses” includes overhead expenses, including payments under the administration agreement with our administrator (the “Administration Agreement”), and is based on actual amounts incurred during the six months ended June 30, 2023, annualized for a full year. See “Item 1. Business—Administration Agreement” in our most recent annual report on Form 10‑K.

Management Fees [Percent]	[4],[5]	2.30%
Interest Expenses on Borrowings [Percent]	[5],[6]	6.55%
Incentive Fees [Percent]	[5],[7]	3.62%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[5],[8]	1.30%
Total Annual Expenses [Percent]	[5]	13.77%
Expense Example [Table Text Block]
Example
The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in our common stock. In calculating the following expense amounts, we have assumed that our annual operating expenses remain at the levels set forth in the table above, except for Incentive Fee based on income. Transaction expenses are not included in the following example.

	1 year	3 years	5 years	10 years
You would pay the following expenses on a $1,000 common stock investment, assuming a 5% annual return (none of which is subject to the Incentive Fee based on capital gains)	$99	$282	$446	$789
You would pay the following expenses on a $1,000 common stock investment, assuming a 5% annual return resulting entirely from net realized capital gains (all of which is subject to the Incentive Fee based on capital gains)	$109	$310	$490	$865
The foregoing table is to assist you in understanding the various costs and expenses that an investor in our common stock will bear directly or indirectly. While the example assumes, as required by the SEC, a 5% annual return, our performance will vary and may result in a return greater or less than 5%. The Incentive Fee under our Investment Management Agreement, which, assuming a 5% annual return, would either not be payable or would have an insignificant impact on the expense amounts shown above, is not included in the example. The example assumes reinvestment of all distributions at NAV. In addition, while the example assumes reinvestment of all dividends and distributions at NAV, under certain circumstances, reinvestment of dividends and other distributions under our DRIP may occur at a price per share that differs from NAV. See “Dividend Reinvestment Plan” and “Item 1. Business—Dividend Reinvestment Plan” in our most recent annual report on Form 10‑K and subsequent filings with the SEC.
This example and the expenses in the table above should not be considered a representation of our future expenses, and actual expenses (including the cost of debt, if any, and other expenses) may be greater or lesser than those shown.

Purpose of Fee Table , Note [Text Block]
The following table is intended to assist you in understanding the fees and expenses that an investor in our common stock will bear, directly or indirectly, based on the assumptions set forth below. We caution you that some of the percentages indicated in the table below are estimates and may vary. The expenses shown in the table under “annual expenses” are based on estimated amounts for our current fiscal year. The following table should not be considered a representation of our future expenses. Actual expenses may be greater or less than shown. Except where the context suggests otherwise, whenever this prospectus contains a reference to fees or expenses paid by “us” or that “we” will pay fees or expenses, the holders of our common stock will indirectly bear such fees or expenses.

Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Transaction Fees, Note [Text Block]		The related prospectus supplement will disclose the estimated amount of offering expenses, the offering price and the offering expenses borne by us as a percentage of the offering price.
Other Expenses, Note [Text Block]		“Other expenses” includes overhead expenses, including payments under the administration agreement with our administrator (the “Administration Agreement”), and is based on actual amounts incurred during the six months ended June 30, 2023, annualized for a full year. See “Item 1. Business—Administration Agreement” in our most recent annual report on Form 10‑K.
Management Fee not based on Net Assets, Note [Text Block]		Our management fee (the “Management Fee”) is calculated at (i) an annual rate of 1.00% (0.25% per quarter), of the average value of our gross assets (excluding cash or cash equivalents but including assets purchased with borrowed amounts) at the end of each of the two most recently completed calendar quarters. See “Item 1. Business—Management Agreements—Investment Management Agreement” in our most recent annual report on Form 10‑K and subsequent filings with the SEC. The Management Fee referenced in the table above is annualized and based on actual gross amounts incurred during the six months ended June 30, 2023.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
Information about our senior securities is shown in the following table as of June 30, 2023.

Period	Total Amount Outstanding Exclusive of Treasury Securities	Asset Coverage per Unit (1)	Involuntary Liquidating Preference per Unit (2)	Average Market Value per Unit (3)
Revolving Credit Facility (in millions)

June 30, 2023 (unaudited)	$1,102.12	$1,810.64	—	N/A

2025 Notes (in millions)

June 30, 2023 (unaudited)	$360.00	$1,810.64	—	N/A

2026 Notes (in millions)

June 30, 2023 (unaudited)	$500.00	$1,810.64	—	N/A

Foreign Currency Forward Contracts (in millions) (4)

June 30, 2023 (unaudited)	$7.75	$1,810.64	—	N/A
(1)
Asset coverage per unit is the ratio of the carrying value of our total consolidated assets, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of senior securities representing indebtedness. Asset coverage per unit is expressed in terms of dollar amounts per $1,000 of indebtedness. As of June 30, 2023, our asset coverage per unit as calculated with respect to our aggregate secured senior securities was $3,236.23.

(2)
The amount to which such class of senior security would be entitled upon the voluntary liquidation of the issuer in preference to any security junior to it. The “—” in this column indicates that the SEC expressly does not require this information to be disclosed for certain types of senior securities.

(3)	Not applicable because such senior securities are not registered for public trading.
(4)
We enter into foreign currency forward contracts from time to time to help mitigate the impact that an adverse change in foreign exchange rates would have on the value of our investments denominated in foreign currencies. The above table sets forth our net exposure to foreign currency forward contracts.

Senior Securities, Note [Text Block]
SENIOR SECURITIES
Information about our senior securities is included in “Item 5. Market for Registrant’s Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities—Senior Securities” of our most recent annual report on Form 10‑K, which is incorporated by reference herein. The report of our independent registered public accounting firm on such senior securities table is included in our most recent annual report on Form 10‑K and is incorporated by reference herein. For a further explanation of the effects of our use of leverage, please see “Item 1A. Risk Factors—We borrow money, which may magnify the potential for gain or loss and may increase the risk of investing in us” of our most recent annual report on Form 10‑K and subsequent filings with the SEC.
Information about our senior securities is shown in the following table as of June 30, 2023.

Period	Total Amount Outstanding Exclusive of Treasury Securities	Asset Coverage per Unit (1)	Involuntary Liquidating Preference per Unit (2)	Average Market Value per Unit (3)
Revolving Credit Facility (in millions)

June 30, 2023 (unaudited)	$1,102.12	$1,810.64	—	N/A

2025 Notes (in millions)

June 30, 2023 (unaudited)	$360.00	$1,810.64	—	N/A

2026 Notes (in millions)

June 30, 2023 (unaudited)	$500.00	$1,810.64	—	N/A

Foreign Currency Forward Contracts (in millions) (4)

June 30, 2023 (unaudited)	$7.75	$1,810.64	—	N/A
(1)
Asset coverage per unit is the ratio of the carrying value of our total consolidated assets, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of senior securities representing indebtedness. Asset coverage per unit is expressed in terms of dollar amounts per $1,000 of indebtedness. As of June 30, 2023, our asset coverage per unit as calculated with respect to our aggregate secured senior securities was $3,236.23.

(2)
The amount to which such class of senior security would be entitled upon the voluntary liquidation of the issuer in preference to any security junior to it. The “—” in this column indicates that the SEC expressly does not require this information to be disclosed for certain types of senior securities.

(3)	Not applicable because such senior securities are not registered for public trading.
(4)
We enter into foreign currency forward contracts from time to time to help mitigate the impact that an adverse change in foreign exchange rates would have on the value of our investments denominated in foreign currencies. The above table sets forth our net exposure to foreign currency forward contracts.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]		Our investment objective is to generate current income and, to a lesser extent, capital appreciation primarily through direct originations of secured debt, including first lien, unitranche, including last out portions of such loans, and second lien debt, and unsecured debt, including mezzanine debt, as well as through select equity investments.
Risk Factors [Table Text Block]
RISK FACTORS
Investing in our securities involves certain risks relating to our structure and investment objective. You should carefully consider these the risks and uncertainties in the section titled “Risk Factors” in the applicable prospectus supplement and any related free writing prospectus, and discussed in the sections titled “Item 1A. Risk Factors” in our most recent annual report on Form 10‑K, “Part II—Item 1A. Risk Factors” in our most recent quarterly report on Form 10‑Q, and in any subsequent filings we have made with the SEC that are incorporated by reference into this prospectus, together with other information in this prospectus, the documents incorporated by reference, and any free writing prospectus that we may authorize for use in connection with this offering, before you decide whether to make an investment in our securities. The risks in these documents are not the only risks we face, and we may face other risks that we have not yet identified, which we do not currently deem material or which are not yet predictable. If any of the following risks occur, our business, financial condition and results of operations could be materially adversely affected. In such case, our NAV and the trading price of our securities could decline, and you may lose all or part of your investment.

Share Price [Table Text Block]
The following table sets forth, for each fiscal quarter beginning January 1, 2021, the NAV per share of our common stock, the range of high and low closing sales prices of our common stock reported on the NYSE, the closing sales price as a premium (discount) to NAV and distributions declared by us. On September 28, 2023, the last reported closing sales price of our common stock on the NYSE was $14.54 per share, which represented a discount of approximately 0.3% to the NAV per share reported by us as of June 30, 2023.

	NAV(1)	Closing Sales Price			Premium or Discount of High Sales Price to NAV (2)	Premium or Discount of Low Sales Price to NAV (2)	Declared Distribution (3)
		High		Low
Fiscal Year Ending December 31, 2023
Third Fiscal Quarter (through September 28, 2023)	*	$15.13	$13.64		*	*	$0.45
Second Fiscal Quarter	$14.59	$14.33	$12.79		(1.8)%	(12.3)%	$0.45
First Fiscal Quarter	$14.44	$16.40	$13.55		13.6%	(6.2)%	$0.45
Fiscal Year Ended December 31, 2022
Fourth Fiscal Quarter	$14.61	$16.07	$13.72		10.0%	(6.1)%	$0.45
Third Fiscal Quarter	$15.02	$18.05	$14.45		20.2%	(3.8)%	$0.45
Second Fiscal Quarter	$15.53	$20.33	$16.53		30.9%	6.4%	$0.45
First Fiscal Quarter	$15.80	$20.59	$19.06		30.3%	20.6%	$0.45
Fiscal Year Ended December 31, 2021
Fourth Fiscal Quarter	$15.86	$19.51	$18.49		23.0%	16.6%	$0.45
Third Fiscal Quarter	$15.92	$19.88	$18.35		24.9%	15.3%	$0.45
Second Fiscal Quarter	$16.05	$20.52	$18.90		27.9%	17.8%	$0.45
First Fiscal Quarter	$16.00	$20.26	$17.54		26.6%	9.6%	$0.45
(1)
NAV per share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low closing sales prices. The NAVs shown are based on outstanding shares at the end of the relevant quarter.

(2)	Calculated as the respective high or low closing sales price less NAV divided by NAV as of the last day in the relevant quarter.
(3)	Represents the dividend or distribution declared in the relevant quarter.
*	NAV has not yet been calculated for this period.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Dividends [Text Block]		Distributions may be made or paid to the holders of our common stock if, as and when declared by our Board of Directors out of funds legally available therefor, subject to the rights of holders of shares of any series of our preferred stock then outstanding.
Security Voting Rights [Text Block]		Each share of our common stock is entitled to one vote on all matters submitted to a vote of stockholders generally, including the election of directors elected by a vote of stockholders generally. Except as provided with respect to any other class or series of stock, including our preferred stock, as more fully described below, the holders of our common stock possess exclusive voting power. There is no cumulative voting in the election of our Board of Directors, which means that holders of a majority of the outstanding shares of our capital stock entitled to vote in the election of such directors are entitled to elect that number of nominees equal to the number of directors to be elected by such holders, and holders of less than a majority of such shares will be unable to elect one or more specific directors for any available directorship. In addition, holders of our common stock may participate in our DRIP.
Security Liquidation Rights [Text Block]		In the event of our liquidation, dissolution or winding up, each share of our common stock would be entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of shares of any series of our preferred stock then outstanding.
Security Liabilities [Text Block]		Under Delaware law, our stockholders will generally not be personally liable for our debts or obligations.
Long Term Debt [Table Text Block]
DESCRIPTION OF OUR DEBT SECURITIES
We may issue debt securities in one or more series. The specific terms of each series of debt securities will be described in the particular prospectus supplement relating to that series. The prospectus supplement may or may not modify the general terms found in this prospectus and will be filed with the SEC. For a complete description of the terms of a particular series of debt securities, you should read both this prospectus and the prospectus supplement relating to that particular series.
As required by federal law for all bonds and notes of companies that are publicly offered, the debt securities are governed by a document called an “indenture.” An indenture is a contract between us and a financial institution acting as trustee on your behalf, and is subject to and governed by the Trust Indenture Act of 1939, as amended. The trustee has two main roles. First, the trustee can enforce your rights against us if we default. There are some limitations on the extent to which the trustee acts on your behalf, described in the second paragraph under “—Events of Default—Remedies if an Event of Default Occurs.” Second, the trustee performs certain administrative duties for us.
Because this section is a summary, it does not describe every aspect of the debt securities and the indenture. We urge you to read the indenture because it, and not this description, defines your rights as a holder of debt securities. See “Available Information” for information on how to obtain a copy of the indenture.
The prospectus supplement, which will accompany this prospectus, will describe the particular series of debt securities being offered by including:

•	the designation or title of the series of debt securities;

•	the total principal amount of the series of debt securities;

•	the percentage of the principal amount at which the series of debt securities will be offered;

•	the date or dates on which principal will be payable;

•	the rate or rates (which may be either fixed or variable) and/or the method of determining such rate or rates of interest, if any;

•	the date or dates from which any interest will accrue, or the method of determining such date or dates, and the date or dates on which any interest will be payable;

•	the terms for redemption, extension or early repayment, if any;

•	the currencies in which the series of debt securities are issued and payable;

•
whether the amount of payments of principal, premium or interest, if any, on a series of debt securities will be determined with reference to an index, formula or other method (which could be based on one or more currencies, commodities, equity indices or other indices) and how these amounts will be determined;

•	the place or places, if any, other than or in addition to The City of New York, of payment, transfer, conversion and/or exchange of the debt securities;

•	the denominations in which the offered debt securities will be issued;

•	the provision for any sinking fund;
•	any restrictive covenants;

•	any events of default;

•	whether the series of debt securities are issuable in certificated form;

•	any provisions for defeasance or covenant defeasance;

•	any special federal income tax implications, including, if applicable, federal income tax considerations relating to original issue discount;

•
whether and under what circumstances we will pay additional amounts in respect of any tax, assessment or governmental charge and, if so, whether we will have the option to redeem the debt securities rather than pay the additional amounts (and the terms of this option);

•	any provisions for convertibility or exchangeability of the debt securities into or for any other securities;

•	whether the debt securities are subject to subordination and the terms of such subordination;

•	whether the debt securities are secured and the terms of any security interest;

•	the listing, if any, on a securities exchange; and

•	any other terms.
The debt securities may be secured or unsecured obligations. Unless the prospectus supplement states otherwise, principal (and premium, if any) and interest, if any, will be paid by us in immediately available funds.
We are permitted, under specified conditions, to issue multiple classes of indebtedness and one class of shares senior to our common stock if our asset coverage, calculated pursuant to the Investment Company Act, is at least equal to 150% immediately after each such issuance (if certain requirements are met), rather than 200%, as previously required.
In addition, while any indebtedness and senior securities remain outstanding, we must make provisions to prohibit the distribution to our stockholders or the repurchase of such indebtedness or securities unless we meet the applicable asset coverage ratios at the time of the distribution or repurchase. Specifically, we may be precluded from declaring dividends or repurchasing shares of our common stock unless our asset coverage is at least 150% (if certain requirements are met). We may also borrow amounts up to 5% of the value of our total assets for temporary or emergency purposes without regard to asset coverage. For a discussion of the risks associated with leverage, see “Risk Factors.”
General
The indenture provides that any debt securities proposed to be sold under this prospectus and the accompanying prospectus supplement (“offered debt securities”) and any debt securities issuable upon the exercise of warrants or upon conversion or exchange of other offered securities (“underlying debt securities”) may be issued under the indenture in one or more series.
For purposes of this prospectus, any reference to the payment of principal of, premium or interest, if any, on debt securities will include additional amounts if required by the terms of the debt securities.
The indenture does not limit the amount of debt securities that may be issued thereunder from time to time. Debt securities issued under the indenture, when a single trustee is acting for all debt securities issued under the indenture, are called the “indenture securities.” The indenture also provides that there may be more than one trustee thereunder, each with respect to one or more different series of indenture securities. See “—Resignation of Trustee” below. At a time when two or more trustees are acting under the indenture, each with respect to only certain series, the term “indenture securities” means the one or more series of debt securities with respect to which each respective trustee is acting. In the event that there is more than one trustee under the indenture, the powers and trust obligations of each trustee described in this prospectus will extend only to the one or more series of indenture securities for which it is trustee. If two or more trustees are acting under the indenture, then the indenture securities for which each trustee is acting would be treated as if issued under separate indentures.
The indenture does not contain any provisions that give you protection in the event we issue a large amount of debt or we are acquired by another entity.
We refer you to the prospectus supplement for information with respect to any deletions from, modifications of or additions to the Events of Default (as defined below) or our covenants that are described below, including any addition of a covenant or other provision providing event risk or similar protection.
We have the ability to issue indenture securities with terms different from those of indenture securities previously issued and, without the consent of the holders thereof, to reopen a previous issue of a series of indenture securities and issue additional indenture securities of that series unless the reopening was restricted when that series was created.
We expect that we will usually issue debt securities in book-entry only form represented by global securities.

Long Term Debt, Title [Text Block]		DESCRIPTION OF OUR DEBT SECURITIES
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		200 West Street
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10282
Contact Personnel Name		Caroline Kraus
Common Stock Return Not Subject To Incentive Fee Based On Capital Gains [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		$ 99
Expense Example, Years 1 to 3		282
Expense Example, Years 1 to 5		446
Expense Example, Years 1 to 10		789
Common Stock Return Subject To Incentive Fee Based On Capital Gains [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		109
Expense Example, Years 1 to 3		310
Expense Example, Years 1 to 5		490
Expense Example, Years 1 to 10		$ 865
Revolving Credits Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount				$ 1,102.12		$ 1,102.12
Senior Securities Coverage per Unit	[9]			$ 1,810.64		$ 1,810.64
Preferred Stock Liquidating Preference	[10]
Senior Securities Average Market Value per Unit	[11]
Two Zero Two Five Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount				$ 360.00		$ 360.00
Senior Securities Coverage per Unit	[9]			$ 1,810.64		$ 1,810.64
Preferred Stock Liquidating Preference	[10]
Senior Securities Average Market Value per Unit	[11]
Two Zero Two Six Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount				$ 500.00		$ 500.00
Senior Securities Coverage per Unit	[9]			$ 1,810.64		$ 1,810.64
Preferred Stock Liquidating Preference	[10]
Senior Securities Average Market Value per Unit	[11]
Foreign Currency Forward Contracts [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[12]			$ 7.75		$ 7.75
Senior Securities Coverage per Unit	[9],[12]			$ 1,810.64		$ 1,810.64
Preferred Stock Liquidating Preference	[10],[12]
Senior Securities Average Market Value per Unit	[11],[12]
Common Shares [Member]
General Description of Registrant [Abstract]
Lowest Price or Bid, NAV					$ 13.64	12.79	$ 13.55	$ 13.72	$ 14.45	$ 16.53	$ 19.06	$ 18.49	$ 18.35	$ 18.90	$ 17.54
Highest Price or Bid, NAV					$ 15.13	$ 14.33	$ 16.40	$ 16.07	$ 18.05	$ 20.33	$ 20.59	$ 19.51	$ 19.88	$ 20.52	$ 20.26
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[13]					(1.80%)	13.60%	10.00%	20.20%	30.90%	30.30%	23.00%	24.90%	27.90%	26.60%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[13]					(12.30%)	(6.20%)	(6.10%)	(3.80%)	6.40%	20.60%	16.60%	15.30%	17.80%	9.60%
NAV Per Share	[14]			$ 14.59		$ 14.59	$ 14.44	$ 14.61	$ 15.02	$ 15.53	$ 15.80	$ 15.86	$ 15.92	$ 16.05	$ 16.00
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Common Stock
Outstanding Security, Title [Text Block]			Common Stock
Outstanding Security, Authorized [Shares]			200,000,000
Outstanding Security, Held [Shares]
Outstanding Security, Not Held [Shares]			109,563,525
Preferred Stocks [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Preferred Stock
Outstanding Security, Title [Text Block]			Preferred Stock
Outstanding Security, Authorized [Shares]			1,000,000
Outstanding Security, Held [Shares]
Outstanding Security, Not Held [Shares]

[1]	In the event that the securities to which this prospectus relates are sold to or through underwriters or agents, a corresponding prospectus supplement will disclose the applicable sales load (underwriting discount or commission).
[2]	The expenses of the DRIP are included in “Other expenses” in the table above. The administrator’s fees will be paid by us. There will be no brokerage charges or other charges to stockholders who participate in the plan except that, if a participant elects by written notice to the plan administrator to have the plan administrator sell part or all of the shares held by the plan administrator in the participant’s account and remit the proceeds to the participant, the plan administrator is authorized to deduct a $15.00 transaction fee plus a $0.12 per share brokerage commission from the proceeds. See “Dividend Reinvestment Plan.”
[3]	The related prospectus supplement will disclose the estimated amount of offering expenses, the offering price and the offering expenses borne by us as a percentage of the offering price.
[4]	Our management fee (the “Management Fee”) is calculated at (i) an annual rate of 1.00% (0.25% per quarter), of the average value of our gross assets (excluding cash or cash equivalents but including assets purchased with borrowed amounts) at the end of each of the two most recently completed calendar quarters. See “Item 1. Business—Management Agreements—Investment Management Agreement” in our most recent annual report on Form 10‑K and subsequent filings with the SEC. The Management Fee referenced in the table above is annualized and based on actual gross amounts incurred during the six months ended June 30, 2023.
[5]	“Net assets attributable to common stock” equals average net assets as of June 30, 2023. Annual expenses are calculated after giving effect to any expense reimbursement or waiver.
[6]	Interest payments on borrowed funds represents our interest expenses paid in connection with our outstanding loans as estimated by annualizing our actual interest and credit facility expenses incurred for the six months ended June 30, 2023. Our outstanding indebtedness consists of the $360.00 million aggregate principal amount of our 2025 Notes, the $500.00 million of our 2026 Notes, and the Revolving Credit Facility. For the six months ended June 30, 2023, the Revolving Credit Facility bore a weighted average interest rate of 6.69%. We may borrow additional funds from time to time to make investments to the extent we determine that the economic situation is conducive to doing so. We may also issue additional debt securities or preferred stock, subject to our compliance with applicable requirements under the Investment Company Act.
[7]	The Incentive Fee payable to our Investment Adviser is based on our performance. It consists of two components, one based on income and the other based on capital gains, that are determined independent of each other, with the result that one component may be payable even if the other is not. For more detailed information about the Incentive Fee, see “Item 1. Business—Management Agreements—Investment Management Agreement” in our most recent annual report on Form 10‑K and subsequent filings with the SEC. The Incentive Fee referenced in the table above is based on actual net amounts incurred during the six months ended June 30, 2023, annualized for a full year.
[8]	“Other expenses” includes overhead expenses, including payments under the administration agreement with our administrator (the “Administration Agreement”), and is based on actual amounts incurred during the six months ended June 30, 2023, annualized for a full year. See “Item 1. Business—Administration Agreement” in our most recent annual report on Form 10‑K.
[9]	Asset coverage per unit is the ratio of the carrying value of our total consolidated assets, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of senior securities representing indebtedness. Asset coverage per unit is expressed in terms of dollar amounts per $1,000 of indebtedness. As of June 30, 2023, our asset coverage per unit as calculated with respect to our aggregate secured senior securities was $3,236.23.
[10]	The amount to which such class of senior security would be entitled upon the voluntary liquidation of the issuer in preference to any security junior to it. The “—” in this column indicates that the SEC expressly does not require this information to be disclosed for certain types of senior securities.
[11]	Not applicable because such senior securities are not registered for public trading.
[12]	We enter into foreign currency forward contracts from time to time to help mitigate the impact that an adverse change in foreign exchange rates would have on the value of our investments denominated in foreign currencies. The above table sets forth our net exposure to foreign currency forward contracts.
[13]	Calculated as the respective high or low closing sales price less NAV divided by NAV as of the last day in the relevant quarter.
[14]	NAV per share is determined as of the last day in the relevant quarter and therefore may not reflect the NAV per share on the date of the high and low closing sales prices. The NAVs shown are based on outstanding shares at the end of the relevant quarter.